FINANCIAL RISK FACTORS (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Amount of cost to mine each Bitcoin	£ 6